WARRANTS LIABILITIES (Details) - USD ($)	9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Class of Warrant or Right [Line Items]
Beginning Balance	$ 685,395
Ending Balance	$ 559,605
Warrant Liabilities [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding	3,047,500
Beginning Balance	$ 685,395
Warrants expenses for the year	(125,790)
Ending Balance	$ 559,605
Warrant Liabilities [Member] | Warrants Issued 12/12/2017 [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding	2,022,500
Beginning Balance	$ 685,395
Warrants expenses for the year	(314,010)
Ending Balance	$ 371,385
Warrant Liabilities [Member] | Warrants Issued 1/31/2018 [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding	475,000
Beginning Balance
Warrants expenses for the year	87,224
Ending Balance	$ 87,224
Warrant Liabilities [Member] | Warrants Issued 3/23/2018 [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding	550,000
Beginning Balance
Warrants expenses for the year	100,996
Ending Balance	$ 100,996